BASIC AND DILUTED EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2017
BASIC AND DILUTED EARNINGS PER SHARE
BASIC AND DILUTED EARNINGS PER SHARE

23.  BASIC AND DILUTED EARNINGS PER SHARE

Basic earnings per share is computed by dividing profit for the year attributable to owners of the parent company amounting to Rp15,451 billion, Rp19,333 billion and Rp22,120 billion by the weighted average number of shares outstanding during the year totaling 98,176,527,553 shares, 98,638,501,532 shares and 99,062,216,600 shares for the years ended December 31, 2015, 2016 and 2017, respectively. The weighted average number of shares takes into account the weighted average effect of changes in treasury stock transactions during the year.

Basic earnings per share amounted to Rp157.38,  Rp195.99 and Rp223.30 for the years ended December 31, 2015, 2016 and 2017, respectively. The Company does not have potentially dilutive financial instruments as of December 31, 2015, 2016 and 2017.